Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Rate Reconciliation

Federal income tax expense differs from the statutory federal rates of 21% for the years ended December 31, 2023 and December 31, 2022 due to the following:

Rate Reconciliation	December 31, 2023		December 31, 2022

Provision/(Benefit) at statutory rate	$851,925	21.00%	$(2,770,944)	21.00%
State tax Provision/(Benefit) net of federal benefit	(206,832)	5.10%	(309,886)	2.35%
Permanent book/tax differences	(237,419)	5.85%	10,621	(0.048)%
Change in valuation allowance	74,848	(1.85)%	2,751,592	(20.85)%
Other	1,221,327	(30.11)%	318,617	(2.42)%
Income Tax Provision/(Benefit)	-	-	-	-

Schedule of Deferred Income Tax Asset

The components of the net deferred tax asset at December 31, 2023 and 2022, are as follows:

	December 31, 2023	December 31, 2022
Deferred Tax Assets
Business interest limitation	$-	$627,930
Allowance for bad debt	5,797	-
Fixed assets	136,208	140,494
Stock based compensation	-	1,017,629
Net operating loss carryovers	3,626,165	2,089,409
Non-capital Losses	511,340	365,053
Other	83,687	46,385
Net Deferred Tax Asset/(Liability)	4,363,197	4,286,900
Valuation Allowance	(4,363,197)	(4,286,900)
Net Deferred Tax Asset/(Liability)	$-	$-